Loans Receivable and Allowance for Loan Losses (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	$ 724	$ 666	$ 535
Loans and Leases Receivable, Gross	503,577	477,229
Financing Receivable, Allowance for Credit Losses, Write-downs	2,225	2,437	1,846
Gross Realized Gains on Loans	74	270	241
Gross Realized Losses on Loans	7	0	21
Proceeds from Sale of Mortgage Loans Held-for-sale	4,053	7,175	8,948
Customer Concentration Risk [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Allowance for Credit Losses, Write-downs	0	0	948
Hospitality Lodging Industry [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	36,900
Concentration Risk, Percentage	38.50%
Property Owners' Associations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	12,700
Concentration Risk, Percentage	13.20%
Automobile Dealers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	10,800
Concentration Risk, Percentage	11.20%
Impaired Loans Not Requiring an Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Allowance for Credit Losses, Write-downs	3,714	1,500
Impaired Loans Requiring an Allowance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Allowance for Credit Losses, Write-downs	$ 0	$ 710